Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2017	Oct. 06, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrecorded Unconditional Purchase Obligation				$ 23
Recorded Unconditional Purchase Obligation				200
Estimate of Fair Value Measurement [Member] | Assets [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		$ 0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares			$ 3,500
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		33
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		8
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		25
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		8
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		8
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | US Treasury and Government [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		25		47
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments				0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		25		47
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Assets [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		0		0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		1,016
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]			1,936
Nonfinancial Liabilities Fair Value Disclosure				3,667
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]			0
Nonfinancial Liabilities Fair Value Disclosure				0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]			1,936
Nonfinancial Liabilities Fair Value Disclosure				1,936
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		$ 1,016
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	[1],[2]			0
Nonfinancial Liabilities Fair Value Disclosure				1,731
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Call Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure				131
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Call Option [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure				0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Call Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure				0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Call Option [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure				131
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Value Disclosure	[2]			1,600
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Value Disclosure	[2]			0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Value Disclosure	[2]			0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Liability [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Value Disclosure	[2]			$ 1,600

[1]	Includes $23 million related to the $200 million equity buyback that was reclassified from Level 3 to Level 2 during 2016.
[2]	The CEC Convertible Notes and shares of CEC common stock underlying these liabilities were issued on the Effective Date. See Note 12 for further details on the CEC Convertible Notes.